Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Income before income tax	R$ 2,421,413	R$ 1,544,109	R$ 640,728
Adjustments to reconcile income before income taxes
Depreciation of property, equipment and right-of-use assets	67,422	53,080	24,470
Amortization of intangible assets	75,839	37,630	28,318
Loss or write-off of property, equipment, intangible assets and leases, net	73,140	11,245	19,915
Share of profit or (loss) in joint ventures and associates	(862)	0	0
Expected credit losses on financial assets	55,564	9,410	8,220
(Reversal of) Provision for contingencies, net	2,045	(1,601)	7,897
Net foreign exchange differences	1,478	3,636	(25,832)
Share based plan	232,791	5,371	0
Adjustments for interest expense	56,923	86,862	64,330
Changes in assets and liabilities
Securities (assets and liabilities)	(42,954,505)	(20,188,931)	(2,929,021)
Derivative financial instruments (assets and liabilities)	1,023,937	825,719	(492,024)
Securities trading and intermediation (assets and liabilities)	10,605,139	4,201,246	1,969,621
Securities purchased under agreements to resell	2,862,311	(2,919,480)	(5,635,630)
Accounts receivable	(46,247)	(243,893)	(92,809)
Loan operations	(3,925,042)	(386)	0
Prepaid expenses	(1,303,853)	7,040	(31,380)
Other assets and other financial assets	(23,078)	(14,162)	(58,964)
Securities sold under repurchase agreements	16,200,937	8,997,713	6,126,676
Accounts payable	564,324	132,235	63,000
Deposits	2,951,555	70,195	0
Structured operations certificates	2,158,985	19,474	0
Social and statutory obligations	174,725	241,033	81,253
Tax and social security obligations	182,391	(9,223)	4,463
Private pension liabilities	9,628,823	3,743,031	16,059
Other liabilities and other financial liabilities	1,016,397	8,829	14,524
Cash from operations	2,102,552	(3,379,819)	(196,186)
Income tax paid	(518,971)	(402,574)	(202,443)
Contingencies paid	(1,629)	(3,172)	(3,933)
Interest paid	(71,224)	(28,427)	(54,185)
Net cash flows from (used in) operating activities	1,510,728	(3,813,992)	(456,747)
Investment activities
Acquisition of intangible assets	(146,368)	(88,949)	(53,517)
Acquisition of property and equipment	(145,164)	(72,499)	(83,149)
Acquisition of subsidiaries, net of cash acquired	(62,443)	0	(10,413)
Investment in associates and joint ventures	(228,035)	0	0
Net cash flows used in investing activities	(582,010)	(161,448)	(147,079)
Financing activities
Proceeds from borrowings	0	0	325,370
Payments of borrowings and lease liabilities	(152,868)	(123,332)	(689,634)
Proceeds from issuance of debentures	0	400,000	400,000
Payments of debentures	(400,000)	(11,815)	0
Repurchase of debentures	(64,717)	0	0
Dividends paid to owners of the parent	0	(500,000)	(325,000)
Proceeds from the issuance of shares	1,411,281	4,482,002	673,294
Transactions with non-controlling interests	582	(1,855)	146
Dividends paid to non-controlling interests	(5,567)	(11,143)	(4,090)
Net cash flows from financing activities	788,711	4,233,857	380,086
Net increase (decrease) in cash and cash equivalents	1,717,429	258,417	(223,740)
Cash and cash equivalents at the beginning of the fiscal year	887,796	626,863	835,493
Effects of exchange rate changes on cash and cash equivalents	55,163	2,516	15,110
Cash and cash equivalents at the end of the fiscal year	2,660,388	887,796	626,863
Cash	1,954,788	109,922	68,407
Securities purchased under agreements to resell presented as cash equivalents	593,673	654,057	488,809
Interbank certificate deposits	R$ 111,927	R$ 123,817	R$ 69,647